CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Non-convertible notes payable, current accrued interest	$ 19,189	$ 12,252	$ 19,730
Non-convertible notes payable, current discount			$ 25,511
Non-convertible notes payable, non-current accrued interest		$ 12,252
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	37,500,000	37,500,000	37,500,000
Common stock, shares issued	23,285,733	20,475,143	17,695,985
Common stock, shares outstanding	23,285,733	20,475,143	17,695,985
Treasury stock, at cost, shares held	282,565	282,565	282,565